Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000106442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class R6/JHBSX)
Accumulated Value	$ 1,000,000		$ 1,045,760.56	$ 1,048,091.633491	$ 1,119,518.418016	$ 1,205,168.271714	$ 1,256,340.246805	$ 1,149,571.967497	$ 1,122,879.964018	$ 1,154,867.355723	$ 1,220,361.996873	$ 1,293,883.144705
C000153978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class R4/JBFRX)
Accumulated Value	10,000		10,425.0837	10,428.809625	11,111.99114	11,925.608909	12,408.803933	11,326.295615	11,027.693688	11,313.470966	11,934.600886	12,613.009787
C000113488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class R2/JHRBX)
Accumulated Value	10,000		10,397.4239	10,368.431099	11,020.490948	11,805.211067	12,245.284781	11,147.698517	10,834.993646	11,088.328041	11,659.207062	12,300.664222
C000153977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class NAV)
Accumulated Value	10,000		10,451.0667	10,481.729189	11,197.492305	12,048.465776	12,569.232154	11,502.124581	11,227.830656	11,548.127992	12,212.855677	12,939.875007
C000001857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class I/JHBIX)
Accumulated Value	250,000		260,827.4975	261,298.909294	278,795.980728	299,623.741144	312,210.733762	285,333.398371	278,382.408573	285,766.771991	301,875.447786	319,503.615497
C000001856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class C/JHCBX)
Accumulated Value	10,000		10,334.8663	10,251.742764	10,831.634951	11,525.687991	11,883.201463	10,751.041683	10,391.877763	10,561.656105	11,046.389015	11,575.495032
C000001854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class A/JHNBX)
Accumulated Value	9,600		9,990.908736	9,980.136039	10,611.74801	11,377.824955	11,813.187756	10,762.960988	10,476.649974	10,722.54313	11,293.279868	11,917.094786
Bloomberg U S Aggregate Bond C000106442 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,015,783.92	1,011,978.509016	1,076,750.841152	1,178,132.876511	1,173,363.075966	1,076,888.682781	1,053,813.047473	1,067,570.90349	1,125,848.638298	1,183,641.691346
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,157.8392	10,119.78509	10,767.508411	11,781.328765	11,733.63076	10,768.886828	10,538.130475	10,675.709035	11,258.486383	11,836.416913
Bloomberg U S Aggregate Bond C000001857 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 250,000		$ 253,945.98	$ 252,994.627254	$ 269,187.710288	$ 294,533.219128	$ 293,340.768992	$ 269,222.170696	$ 263,453.261869	$ 266,892.725873	$ 281,462.159575	$ 295,910.422837